Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	£ 20,943	£ 32,122
Customer accounts	216,074	205,278
Repurchase agreements – non-trading	32,995	27,265
Trading liabilities	41,265	46,433
Financial liabilities designated at fair value	30,452	36,600
Derivatives	220,313	140,177
Debt securities in issue	7,894	9,515
Subordinated liabilities	18,586	14,902
Other financial liabilities	67,661	42,808
Cash flows payable under financial liabilities	656,183	555,100
Loan and other credit-related commitments	127,913	119,476
Financial guarantees	5,327	11,054
Cash flows payable under financial liabilities and other contractual commitments	789,423	685,630
Due not more than 1 month
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	16,178	16,783
Customer accounts	197,400	196,609
Repurchase agreements – non-trading	30,572	24,273
Trading liabilities	41,265	46,433
Financial liabilities designated at fair value	9,558	9,358
Derivatives	218,015	139,040
Debt securities in issue	832	2,755
Subordinated liabilities	9	14
Other financial liabilities	65,305	40,292
Cash flows payable under financial liabilities	579,134	475,557
Loan and other credit-related commitments	127,913	119,476
Financial guarantees	5,327	11,054
Cash flows payable under financial liabilities and other contractual commitments	712,374	606,087
Due over 1 month but not more than 3 months
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	36	1,555
Customer accounts	11,821	5,599
Repurchase agreements – non-trading	1,793	1,924
Trading liabilities	0	0
Financial liabilities designated at fair value	1,950	2,790
Derivatives	88	46
Debt securities in issue	3,047	2,952
Subordinated liabilities	137	62
Other financial liabilities	272	423
Cash flows payable under financial liabilities	19,144	15,351
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	19,144	15,351
More than 3 months but less than 1 year
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	2,479	1,106
Customer accounts	6,441	2,770
Repurchase agreements – non-trading	203	1,061
Trading liabilities	0	0
Financial liabilities designated at fair value	4,887	4,310
Derivatives	391	104
Debt securities in issue	2,352	2,145
Subordinated liabilities	427	123
Other financial liabilities	824	442
Cash flows payable under financial liabilities	18,004	12,061
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	18,004	12,061
1-5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	1,994	12,277
Customer accounts	127	199
Repurchase agreements – non-trading	427	7
Trading liabilities	0	0
Financial liabilities designated at fair value	7,200	8,269
Derivatives	1,382	406
Debt securities in issue	812	1,328
Subordinated liabilities	3,300	3,969
Other financial liabilities	180	234
Cash flows payable under financial liabilities	15,422	26,689
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	15,422	26,689
Due over 5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	256	401
Customer accounts	285	101
Repurchase agreements – non-trading	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value	6,857	11,873
Derivatives	437	581
Debt securities in issue	851	335
Subordinated liabilities	14,713	10,734
Other financial liabilities	1,080	1,417
Cash flows payable under financial liabilities	24,479	25,442
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	£ 24,479	£ 25,442